Investment Securities (Other Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other investments
LIHTC
Investments	$ 200,245	$ 214,549
Other liabilities
LIHTC
Unfunded commitments	$ 34,126	$ 41,191